Schedule of Financial Assets Measured at Fair Value through Profit or Loss (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Opening balance	₪ 2,565
Profit (loss) for the year	43,749	₪ 7,293	₪ (36,040)
Closing balance	2,565	2,565
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Opening balance	2,565	3,141
Investment (sale) of assets measured at fair value through profit or loss		1,246
Profit (loss) for the year		(1,822)
Closing balance	₪ 2,565	₪ 2,565	₪ 3,141